MARKETABLE SECURITIES: (Schedule of Company's debt marketable securities) (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 9,041
Between 1-2 years	$ 805